TAXES (Tables)	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF TAXES PAYABLE	Taxes payable consisted of the following:
	As of June 30,
	2026	2025
Individual income taxes payable	28,289	23,273
Income tax payable	16,631	28,326
Total taxes payable	$44,920	$51,599

SCHEDULE OF INCOME TAX PROVISION (BENEFIT)
	For the Years Ended June 30,
	2026	2025	2024
Current income tax expenses	$(18,540)	$(165,590)	$(130,307)
Total	$(18,540)	$(165,590)	$(130,307)

SCHEDULE OF NET DEFERRED TAX ASSETS

	As of June 30,
	2026	2025
Deferred tax assets:
Provision for credit losses	$20,713	$20,267
Net operating loss carried forward	10,095,271	10,336,667
Deferred tax asset for net operating loss carried forward	2,523,818	1,750,527
Total deferred tax assets	2,527,236	1,753,872
Less: valuation allowance	(2,527,236)	(1,753,872)
Deferred tax assets, net of valuation allowance	$-	$-

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSES

	For the Years Ended June 30,
	2026	2025	2024
Income before income tax expenses	$3,870,585	$3,985,403	$8,721,068
Computed income tax expenses with statutory tax rate	967,647	997,115	2,180,267
Differential income tax rates applicable to certain entities	(1,152,726)	(341,814)	(1,080,231)
Additional deduction for research and development expenses	(128,854)	(188,840)	(509,024
Tax-exempted loss (income)	205,790	(534,074)	(1,011,906)
Tax effect of permanent difference	56,880	(2,335)	45,625
Effect of temporary differences	-	-	90,895
Changes in valuation allowance	69,803	235,538	414,681
Current income tax expenses (benefits)	$18,540	$165,590	$130,307

SCHEDULE OF OPERATING LOSS CARRYFORWARDS

As of June 30, 2026, net operating loss carryforwards were expected to expire, if unused, in the following amounts:

2026	$1,456,302
2027	836,938
2028	5,878,620
2029	1,891,941
2030	31,470
Total	$10,095,271